SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Details Narrative) $ / shares in Units, ¥ in Thousands				1 Months Ended												12 Months Ended
	Mar. 26, 2024 USD ($) $ / shares shares	Mar. 26, 2024 CNY (¥) shares	Jul. 12, 2021 USD ($) shares	Mar. 31, 2024 CNY (¥)	Oct. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Jul. 31, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Nov. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2024 USD ($) Integer $ / shares shares	Mar. 31, 2024 CNY (¥) Integer	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 CNY (¥) shares	Mar. 27, 2024 $ / shares	Aug. 31, 2023 $ / shares	Apr. 04, 2023 USD ($)	Apr. 04, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥) shares
Aggregate purchase amount of convertible preferred shares															$ 165,000,000.0		¥ 163,072	¥ 758,252	¥ 239,452
Subscriptions receivable																$ (14,941,000)				¥ (107,879)
Dividends paid																0
Dividends																$ 0
Percentage of liquidation preference on original preferred share issue price																150.00%	150.00%
Trading days | Integer																5	5
Adjusted redemption price percentage																8.00%	8.00%
Senior convertible preferred shares, value | ¥
Senior Convertible Preferred Shares [Member]
Preferred Stock, Convertible, Down Round Feature, Trigger [true false]				true		true				true	true
Senior convertible preferred shares, value | ¥				¥ 1,781,500		¥ 278,800					¥ 755,600
Common Class A [Member]
Ordinary shares outstanding (in shares) | shares								1,370,016,554								56,340,671,538				56,340,671,538					1,370,016,554
Common Class B [Member]
Ordinary shares outstanding (in shares) | shares								40,809,861								40,809,861				40,809,861					40,809,861
2021 Subscription Agreement [Member] | Common Class A [Member]
Conversion price | $ / shares																$ 0.3433
2022 Subscription Agreement [Member] | Common Class A [Member]
Conversion price | $ / shares	$ 0.004858															$ 0.14					$ 0.004858	$ 0.0457
Second Closing [Member]
Aggregate purchase amount of convertible preferred shares								$ 50,000,000.0		$ 5,000,000.0		$ 7,500,000	$ 10,000,000.0	$ 27,500,000		$ 50,000,000.0
Number of senior convertible preferred shares issued | shares										14,564,520	14,564,520	21,846,781	29,129,042	80,104,865
Nio Capital and Joy Capital [Member]
Aggregate purchase amount of convertible preferred shares															$ 315,000,000.0
Warrants to purchase shares | shares															240,314,593
Nio Capital and Joy Capital [Member] | First Closing [Member]
Aggregate purchase amount of convertible preferred shares			$ 100,000,000.0
Number of senior convertible preferred shares issued | shares			291,290,416
Nio Capital [Member]
Aggregate purchase amount of convertible preferred shares								8,400,000	$ 9,900,000	$ 71,400		$ 100,000,000.0
Number of senior convertible preferred shares issued | shares												714,285,714
Subscriptions receivable								$ 81,600,000								$ 16,400,000							$ 61,600,000	¥ 417,200
Long term debt																							61,600,000
Subscriptions receivable remaining																							$ 20,000,000
Subscriptions receivable					$ 2,000,000		$ 1,600,000
Xin Gao Group Ltd [Member]
Aggregate purchase amount of convertible preferred shares	$ 7,000,000.0
Number of senior convertible preferred shares issued | shares	1,440,922,190	1,440,922,190
Conversion price | $ / shares	$ 0.004858
Share based compensation expense	$ 4,000,000.0	¥ 28,700